Principal Accounting Policies	3 Months Ended
Jun. 30, 2023
Disclosure of Summary of Significant Accounting Policies [Abstract]
Principal Accounting Policies
3.
PRINCIPAL ACCOUNTING POLICIES

The unaudited condensed consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair values.

Other than additional accounting policies resulting from application of amendments to IFRSs, the accounting policies and methods of computation used in the unaudited condensed consolidated financial statements for the six months ended June 30, 2022 and 2023 are the same as those presented in the Group's annual financial statements for the year ended December 31, 2022.

Application of amendments to IFRSs

For the purposes of preparing and presenting the unaudited condensed consolidated financial statements for the six months ended June 30, 2023, the Group has applied the following amendments to IFRSs issued by the IASB, for the first time, which are mandatorily effective for the Group's annual period beginning on January 1, 2023:

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IFRS Standards	Annual Improvements to IFRS Standards 2018 — 2020

The application of the amendments to IFRSs in the current interim period has had no material impact on the Group's financial position and performance for the current and prior periods and/or on the disclosures set out in these unaudited condensed consolidated financial statements.